Condensed Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated and Combined Balance Sheets [Abstract]
Allowances for discounts and doubtful accounts on receivables	$ 32	$ 37	$ 32
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	750.0	750.0	750.0
Common Stock, shares issued	185.4	184.6	184.6
Treasury stock, shares	0.1	0